FAIR VALUE MEASUREMENTS - Changes in fair value (Details) - Warrants - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Change in fair value
Beginning of year	$ 5,366	$ 5,163
Change in fair value	13,257	203
End of year	$ 18,623	$ 5,366